GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		$ 92,195	$ 93,150	$ 122,737
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		35,140	39,945	41,773
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		24,010	20,547	29,888
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		14,163	16,542	21,791
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	[1]	$ 18,882	$ 16,116	$ 29,285

[1]	As of December 31, 2023, 2022 and 2021, 1% from total revenues represent revenues in Israel